Premises And Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2018	2017
Land	$20,062	$19,603
Buildings	79,706	77,711
Equipment, furniture and fixtures	65,659	55,799
Leasehold improvements	4,791	3,273
Total	$170,218	$156,386
Less accumulated depreciation	(110,447)	(100,485)
Premises and equipment, net	$59,771	$55,901

Depreciation expense amounted to $8.6 million, $8.6 million and $8.4 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments, before considering renewals, required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2019	$2,839
2020	2,072
2021	1,653
2022	1,576
2023	1,420
Thereafter	810
Total	$10,370

Rent expense for Park was $2.4 million, $2.0 million and $2.1 million, for the years ended December 31, 2018, 2017 and 2016, respectively.